Short-term debt (Tables)	12 Months Ended
Jun. 30, 2020
Short-term debt.
Schedule of short-term debt

		2020	2019
for the year ended 30 June	Note	Rm	Rm
Short-term debt(1),(2)		21 888	1 239
Short-term portion of
long-term debt(3)	17	19 686	2 219
lease liabilities	18	1 894	325
		43 468	3 783

(1)In November 2019 Sasol secured a R17 billion (US$1 billion) syndicated loan facility for up to 18 months. The syndicated loan matures in June 2021. Short-term debt raised of R19,9 billion mainly relates to the syndicated loan and commercial facilities draw down.

(2)Sasol Financing drew down R4,3 billion on its commercial banking facilities.

(3)R17 billion (US$ 1 billion) of the R67,6 billion (US$ 3,9 billion) RCF was classified as short-term in anticipation of proceeds from our asset disposals being utilised to repay debt in accordance with the covenant waiver agreement.